Schedule of ordinary shares (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total	10,915,259	8,600,194
Class A ordinary share [member]
IfrsStatementLineItems [Line Items]
Total	7,866,667	5,551,602
Class B Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Total	3,048,592	3,048,592